OTHER ACCOUNTS RECEIVABLE, NET - Contract Assets (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Financial assets	$ 343,332,362	$ 303,076,129
Accumulated impairment [member]
Disclosure of financial assets [line items]
Financial assets	(11,855,131)	(11,419,302)
Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	14,259,498	14,160,846
Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	290,172,863	258,433,837
Financial assets at amortised cost, category [member] | Accumulated impairment [member]
Disclosure of financial assets [line items]
Financial assets	(11,669,112)	(11,255,423)
Trade receivables [member]
Disclosure of financial assets [line items]
Financial assets	19,027,205	14,996,337
Trade receivables [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	19,410,007	15,339,394
Trade receivables [member] | Accumulated impairment [member]
Disclosure of financial assets [line items]
Financial assets	(382,802)	(343,057)
Trade receivables [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	3,228,480	2,958,385
Trade receivables [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	16,181,527	12,381,009
Trade receivables [member] | Financial assets at amortised cost, category [member] | Accumulated impairment [member]
Disclosure of financial assets [line items]
Financial assets	(382,802)	(343,057)
Service concession arrangements [member]
Disclosure of financial assets [line items]
Financial assets	13,081,532	9,727,508
Service concession arrangements [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	13,088,483	9,731,409
Service concession arrangements [member] | Accumulated impairment [member]
Disclosure of financial assets [line items]
Financial assets	(6,951)	(3,901)
Service concession arrangements [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	3,228,480	2,958,385
Service concession arrangements [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	$ 9,860,003	$ 6,773,024